Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		58.88%	70.28%
Expected volatility, maximum		63.96%	88.64%
Expected volatility	97.50%
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	2.68%	3.02%	2.44%
Risk-free interest rate, maximum	3.04%	3.66%	3.88%
Weighted-average fair value of underlying ordinary shares	$ 4.16	$ 7.07	$ 5.76
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	4 years 2 months 1 day	5 years 6 months 4 days	5 years 10 months 28 days
Estimated fair value of underlying ordinary shares	$ 4.00	$ 3.79	$ 5.50
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	4 years 10 months 21 days	6 years 11 months 12 days	8 years 6 months 22 days
Estimated fair value of underlying ordinary shares	$ 4.24	$ 7.84	$ 9.54